Share Based Compensations - Schedule of Share-Based Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Based Compensations [Abstract]
Cost of revenues	$ 13,055	$ 12,201
Research and development, net	20,813	19,082
Sales and marketing	11,207	8,563
General and administrative	36,888	34,933
Total expenses	$ 81,963	$ 74,779